Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Shares Held as Treasury Stock and Related Carrying Value

The following table summarizes shares held as treasury stock and their related carrying value as of December 31:

(in thousands)	Number of Treasury Shares	Treasury Shares Cost
2015	19,988	$641,664
2014	17,836	453,230
2013	15,073	326,996

Purchases of Common Stock on Monthly Basis

The following table sets forth information regarding the Company’s purchases of its common stock on a monthly basis during the three months ended December 31, 2015:

(in thousands, except per share data)	Total Number of Shares Purchased		Average Price Paid per Share	Total Number of Cumulative shares Purchased as Part of Publicly announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2015	—		$—	2,150	17,850
November 2015	3,000		52.85	5,150	14,850
December 2015	1	[1]	49.80	5,150	14,850

Total	3,001		$52.85

1	Consists of delivery of shares to TSYS on vesting of shares to pay taxes.